Putnam
Growth and
Income
Fund II

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on fiscal 1999. In the following report, the fund's manager discusses performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Growth and Income Fund II that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside.

In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 19, 2000


Report from the Fund Manager

Anthony I. Kreisel

Sentiment always plays a role in the stock market, influencing performance in a way that may not reflect underlying fundamentals. This year, we saw an excellent example of this principle: although many corporations are reporting solid earnings amid a strong economy, the market has fancied growth stocks in general and technology companies in particular. For Putnam Growth and Income Fund II, which completed its fiscal year November 30, 1999, these conditions were not ideal. Although the large, undervalued companies we own in this fund are in strong financial shape and changing in positive ways, the market did not recognize their performance potential. Nonetheless, the fund achieved a gain for the 12-month period, benefiting from the strong rebound in energy, basic materials, and industrial stocks.

Total return for 12 months ended 11/30/99

      Class A         Class B          Class C          Class M
    NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP
------------------------------------------------------------------------
   3.55%  -2.38%   2.72%   -1.98%   2.85%    1.91%    2.97%  -0.60%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* UNEVEN RESULTS FOR UNDERVALUED STOCKS

Amid the technology rally, investors have largely turned away from what traditionally have been considered conservative equities -- dividend-paying stocks with below-average price multiples -- like the kind we own in this fund. Although several traditional value sectors that the fund had overweighted, such as basic materials, energy, industrials, and financials, posted noteworthy gains, few stocks in these areas could keep pace with the market leaders, almost all of which were rapidly growing technology companies. The technology sector of the S&P 500(R) grew from approximately 18% at the beginning of the fund's fiscal year to more than 25% at the end of it. The enthusiasm for technology grew to a craze for stocks of start-up Internet companies, many of which have little in the way of revenues or profits.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance
and finance            20.5%

Utilities              14.7%

Oil and gas            10.7%

Pharmaceuticals         6.8%

Food and
beverages               4.9%

Footnote reads:
*Based on net assets as of 11/30/99. Holdings will vary over time.

Value stocks led the market only in April and May of this year, when, as we explained in the fund's semiannual report, the market recognized rising global growth and the likelihood that many undervalued companies would benefit from it. The upsurge petered out in the summer because the Federal Reserve Board began to raise interest rates. This restrictive monetary policy undercut the stocks of construction and consumer durables companies, for example, because investors believed the Fed wanted to curb spending in these sectors. However, we believe the brief period of value outperformance is a harbinger of things to come. Over the long term, the market rewards companies with earnings, no matter how exciting new, untested companies may be in the short run.

* FINANCIAL SECTOR POISED FOR GROWTH

Financial stocks, which include banks, insurers, and brokerages, comprised the fund's largest sector weighting during the year. We believe that this sector is undervalued and is only now beginning to undertake needed consolidation. This trend should accelerate thanks to the new financial reform agreed upon by the Congress and the White House in October after tortuous negotiations. The resulting legislation repeals many of the restrictions on financial companies passed during the Great Depression. Now banks, insurance companies, and asset managers can compete with each other and focus on reducing costs and serving customers better. These changes are likely to be positive for the industry.

We added a new holding, Reliastar Financial Corp., a life insurance company headquartered in Minneapolis, when its price declined in September and October at a point when the federal reform effort was in question. In addition to being an attractive business on its own, Reliastar, a medium-size company with a solid distribution network, could become involved in consolidation activity. Although this holding as well as others mentioned in this report was viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

"Value stocks have never been more attractively priced, relative to the rest of the market, in my 25 years of investing. Meanwhile, many of these companies are achieving new levels of profitability by managing capital efficiently and implementing the latest cost-saving technologies. The economic conditions for these companies and their industries also raises the odds of accelerating earnings growth in the years to come."

-- Anthony Kreisel, manager
Putnam Growth and Income Fund II

Among our top-performing financial holdings this year was Lehman Brothers Holding, Inc. We added this position shortly before the beginning of the fiscal period, when the Russian debt crisis had cut its price nearly in half. In our opinion, the market had misjudged the company. Our research at the time showed that it had several attractive businesses -- investment banking, equity underwriting, bond underwriting, merchant banking, and retail asset management for high-net-worth clients. The potential we saw in those businesses paid off in 1999: Lehman has made dramatic strides as an international investment bank, thanks to an aggressive strategy in Europe. It has put together several successful financing ventures in European capital markets, which have been newly unified this year by the introduction of the euro, and has become a player in European telecommunications merger activity. Because Lehman started from a small base in these businesses, it is realizing impressive growth. Because of the stock's strong appreciation this year, we have taken profits on a portion of the holding.

* NEW HOLDINGS FEATURE INTERNAL CHANGE

During the year, we adjusted our industrial holdings by reducing the fund's position in Caterpillar Inc. and adding Illinois Tool Works Inc.
(ITW). Caterpillar's stock price appreciated strongly in April thanks to the outlook for worldwide construction activity. Our research suggested, however, that Asian economies recovering from recession would not be launching large new public construction projects in the near term. Meanwhile, rising interest rates were slowing activity in the United States, so we decided to reduce the Caterpillar position.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

SBC Communications, Inc.
Utilities

AT&T Corp.
Utilities

Citigroup, Inc.
Insurance and finance

American Home Products Corp.
Pharmaceuticals

Bell Atlantic Corp.
Utilities

GTE Corp.
Utilities

Merck & Co., Inc.
Pharmaceuticals

Bank of America Corp.
Insurance and finance

Mobil Corp.
Oil and gas

Federated Department Stores, Inc.
Retail

Footnote reads:
These holdings represent 13.9% of the fund's net assets as of 11/30/99. Portfolio holding will vary over time.


To maintain our exposure to industrial companies, we bought ITW. This stock was depressed because the company announced the acquisition of Premark during the summer, a move many analysts believed would slow down earnings growth. We talked directly with ITW executives, however, who explained that they made the acquisition to gain control of a Premark subsidiary -- Hobart, a food equipment company. They consider Hobart an excellent business that they can manage even more profitably thanks to ITW's ability to control manufacturing costs.

During the period, we also added Hewlett-Packard Co., which became attractively valued in September and October after strong performance early in the year. We have confidence in the company's new chief executive officer, Carleton Fiorina, who was a leading executive at Lucent Technologies. Her experience with Internet services will be crucial to Hewlett-Packard, as it seeks to develop a more focused strategy in this area. We also substantially added to the fund's position in Federated Department Stores, Inc. for several reasons. It is managing its traditional retailing business more profitably and has developed a highly competitive Internet strategy. During the period, it acquired Fingerhut, a catalog retailer that is migrating to the World Wide Web. It also was chosen by Wal-Mart to handle order processing and fulfillment for the Wal-Mart Web site.

* VALUE STOCKS IN COMPETITIVE POSITION

The new holdings we have just described reflect our confidence that new technologies will benefit a broad range of companies. Well-managed companies in every sector of the economy are applying technology to cut costs and position themselves for new growth. We anticipate that the market will gradually recognize and reward these changes. Furthermore, we believe that this fund is better positioned than many others to take advantage of accelerating global economic growth. Many of the companies we hold have successfully globalized their operations. If, as seems likely, global growth exceeds U.S. growth in 2000 for the first time in several years, these stocks are poised to feel the effects. In the meantime, we believe that our portfolio of undervalued stocks is less vulnerable to volatility than the overall market.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/99, there is no guarantee the fund will continue to hold these securities in the future.

Performance summary

This section provides information about your fund's performance, which Should always be considered in light of its investment strategy. Putnam Growth and Income Fund II is designed for investors seeking primarily capital growth but also current income potential through common stocks.




TOTAL RETURN FOR PERIODS ENDED 11/30/99

                         Class A           Class B            Class C           Class M
(inception dates)        (1/5/95)          (1/5/95)           (2/1/99)          (1/5/95)
                       NAV      POP      NAV     CDSC       NAV     CDSC      NAV      POP
---------------------------------------------------------------------------------------------------
1 year                 3.55%   -2.38%    2.72%  -1.98%      2.85%   1.91%     2.97%   -0.60%
---------------------------------------------------------------------------------------------------
Life of fund         129.31   116.14   120.77  118.77     121.23  121.23    123.58   115.74
Annual average        18.46    17.03    17.54   17.32      17.59   17.59     17.85    16.99
---------------------------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/99

                                    S&P 500(R)         Consumer
                                     Index            price index
------------------------------------------------------------------------------
1 year                                20.90%             2.68%
------------------------------------------------------------------------------
Life of fund                         231.59             12.49
Annual average                        27.62              2.42
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Class A and class M share performance is shown at public offering price and reflects the current maximum sales charges of 5.75% for class A shares and 3.50% for class M shares. Class B share performance reflects the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 1/5/95

               Fund's class A        S&P 500       Consumer price
Date            shares at POP         Index            index

1/5/95              9,425             10,000           10,000
11/30/95           12,310             13,498           10,261
11/30/96           15,382             17,259           10,595
11/30/97           18,811             22,180           10,788
11/30/98           20,873             27,428           10,955
11/30/99          $21,614            $33,159          $11,249

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $22,077 (and $21,877 with a redemption at the end of the period); a $10,000 investment in the fund's class C shares would have been valued at $22,123 and no CDSC would apply; a $10,000 investment in the fund's class M shares would have been valued at $22,358 ($21,574 at public offering price).




PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 11/30/99

                                    Class A      Class B        Class C         Class M
---------------------------------------------------------------------------------------------------------
Distributions (number)                 4             4             3               4
---------------------------------------------------------------------------------------------------------
Income                              $0.1767       $0.0677       $0.1120         $0.1037
---------------------------------------------------------------------------------------------------------
Capital gains
 Long-term                           1.0030        1.0030         --             1.0030
---------------------------------------------------------------------------------------------------------
 Short-term                          0.1653        0.1653         --             0.1653
---------------------------------------------------------------------------------------------------------
 Total                              $1.3450       $1.2360       $0.1120         $1.2720
---------------------------------------------------------------------------------------------------------
Share value:                     NAV      POP        NAV          NAV         NAV      POP
---------------------------------------------------------------------------------------------------------
11/30/98                       $14.82   $15.72     $14.70         $ --      $14.75   $15.28
---------------------------------------------------------------------------------------------------------
2/1/99*                            --       --         --        14.21          --       --
---------------------------------------------------------------------------------------------------------
11/30/99                        13.95    14.80      13.82        13.91       13.87    14.37
---------------------------------------------------------------------------------------------------------
Current return (end of period)
---------------------------------------------------------------------------------------------------------
Current dividend rate1           1.43%    1.35%      0.61%        0.78%       0.89%    0.86%
---------------------------------------------------------------------------------------------------------
Current 30-day
SEC yield2                       1.21     1.14       0.45         0.45        0.70     0.68
---------------------------------------------------------------------------------------------------------

*Inception of class C shares.

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.






TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                         Class A          Class B          Class C            Class M
(inception dates)        (1/5/95)         (1/5/95)         (2/1/99)           (1/5/95)
                       NAV     POP      NAV     CDSC      NAV     CDSC      NAV      POP
-------------------------------------------------------------------------------------------------------
1 year               -0.91%  -6.60%   -1.58%   -6.02%   -1.57%   -2.45%   -1.40%   -4.83%
-------------------------------------------------------------------------------------------------------
Life of fund        125.08  112.15   116.72   114.72   117.04   117.04   119.48   111.78
Annual average       17.65   16.27    16.77    16.55    16.80    16.80    17.06    16.23
-------------------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions.
Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.




Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Comparative benchmarks

Standard and Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of independent accountants

The Board of Trustees and Shareholders
Putnam Growth and Income Fund II

We have audited the accompanying statement of assets and liabilities of Putnam Growth and Income Fund II, including the fund's portfolio, as of November 30, 1999, and the related statement of operations, statement of changes in net assets and financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1998 and the financial highlights for each of the years in the four-year period ended November 30, 1998 were audited by other auditors whose report dated January 12, 1999 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Growth and Income Fund II as of November 30, 1999, the results of its operations, changes in its net assets and financial highlights for the year or period then ended, in conformity with generally accepted accounting principles.

                                                             KPMG LLP

Boston, Massachusetts
January 4, 2000




The fund's portfolio
November 30, 1999

COMMON STOCKS (100.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            883,975  Boeing Co.                                                                             $   36,077,230
            232,715  Lockheed Martin Corp.                                                                       4,625,211
            224,080  Northrop Grumman Corp.                                                                     12,590,495
            346,840  Raytheon Co. Class A                                                                       10,101,715
                                                                                                            --------------
                                                                                                                63,394,651

Automotive (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            399,160  Ford Motor Co.                                                                             20,157,580
            520,340  General Motors Corp.                                                                       37,464,480
            502,935  Lear Corp. (NON)                                                                           16,628,288
                                                                                                            --------------
                                                                                                                74,250,348

Basic Industrial Products (4.5%)
--------------------------------------------------------------------------------------------------------------------------
            215,670  Caterpillar, Inc.                                                                          10,001,696
            382,675  Cooper Industries, Inc.                                                                    16,431,108
            516,760  Deere (John) & Co.                                                                         22,188,383
            223,115  Eaton Corp.                                                                                17,277,468
             88,965  Illinois Tool Works, Inc.                                                                   5,760,484
            256,285  Minnesota Mining & Manufacturing Co.                                                       24,491,235
            600,540  Parker-Hannifin Corp.                                                                      28,262,914
            153,400  W W Grainger                                                                                7,228,975
                                                                                                            --------------
                                                                                                               131,642,263

Business Equipment and Services (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            369,575  Hewlett-Packard Co.                                                                        35,063,428
            731,857  Xerox Corp.                                                                                19,805,880
                                                                                                            --------------
                                                                                                                54,869,308

Chemicals (3.4%)
--------------------------------------------------------------------------------------------------------------------------
            242,010  Dow Chemical Co.                                                                           28,345,421
            332,415  du Pont (E.I.) de Nemours & Co., Ltd.                                                      19,757,917
            915,945  Monsanto Co.                                                                               38,641,430
            208,970  PPG Industries, Inc.                                                                       12,237,806
                                                                                                            --------------
                                                                                                                98,982,574

Computer Equipment (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            253,305  Seagate Technology, Inc. (NON)                                                              9,372,285

Computer Services and Software (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            521,030  Electronic Data Systems Corp.                                                              33,508,742
            339,009  IBM Corp.                                                                                  34,939,115
            653,635  NCR Corp.                                                                                  21,447,398
                                                                                                            --------------
                                                                                                                89,895,255

Conglomerates (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            145,685  Allied-Signal, Inc.                                                                         8,713,784
            396,610  TRW, Inc.                                                                                  20,698,084
                                                                                                            --------------
                                                                                                                29,411,868

Consumer Durable Goods (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            359,115  Whirlpool Corp.                                                                            21,906,015

Consumer Non Durables (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            504,900  Kimberly-Clark Corp.                                                                       32,250,488
            517,710  Newell Rubbermaid Inc.                                                                     16,987,359
            432,610  Philip Morris Cos., Inc.                                                                   11,383,051
                                                                                                            --------------
                                                                                                                60,620,898

Consumer Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,194,360  Service Corp. International                                                                16,594,848

Electronics and Electrical Equipment (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            257,260  Emerson Electric Co.                                                                       14,663,820
            208,790  Motorola, Inc.                                                                             23,854,258
            422,430  Rockwell International Corp.                                                               20,963,089
                                                                                                            --------------
                                                                                                                59,481,167

Entertainment (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            810,465  Disney (Walt) Productions, Inc.                                                            22,591,712

Environmental Control (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,198,410  Waste Management, Inc.                                                                     19,474,163

Food and Beverages (4.9%)
--------------------------------------------------------------------------------------------------------------------------
            335,445  General Mills, Inc.                                                                        12,642,083
            406,220  Heinz (H.J.) Co.                                                                           17,010,463
            588,340  Kellogg Co.                                                                                19,930,018
          1,078,855  Pepsi Bottling Group, Inc. (The)                                                           18,879,963
            693,515  PepsiCo, Inc.                                                                              23,969,612
            115,515  The Quaker Oats Co.                                                                         7,537,354
          1,012,235  Sara Lee Corp.                                                                             24,546,699
            402,875  Seagram Co., Ltd.                                                                          17,550,242
                                                                                                            --------------
                                                                                                               142,066,434

Forest Products (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,107,815  Boise Cascade Corp.                                                                        38,358,094
            988,215  Smurfit-Stone Container Corp. (NON)                                                        18,961,375
            348,920  Weyerhaeuser Co.                                                                           21,371,350
                                                                                                            --------------
                                                                                                                78,690,819

Hospital Management and Medical Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,004,170  Tenet Healthcare Corp. (NON)                                                               22,405,543

Insurance and Finance (20.5%)
--------------------------------------------------------------------------------------------------------------------------
            236,255  Ace Ltd.                                                                                    4,016,335
            731,095  Allstate Corp.                                                                             19,145,550
            296,985  American General Corp.                                                                     21,772,713
            591,430  Associates First Capital Corp.                                                             19,665,048
            862,994  Bank One Corp.                                                                             30,420,539
            703,320  Bank of America Corp.                                                                      41,144,220
          1,221,131  Charter One Financial, Inc.                                                                26,483,279
            314,038  CIGNA Corp.                                                                                25,829,626
            941,275  Citigroup, Inc.                                                                            50,711,191
            267,040  Comerica, Inc.                                                                             14,153,120
            384,635  Fannie Mae                                                                                 25,626,307
            547,515  First Union Corp.                                                                          21,181,987
            789,741  FleetBoston Financial Corp.                                                                29,862,082
            227,300  Jefferson-Pilot Corp.                                                                      15,427,988
            235,150  Lehman Brothers Holding, Inc.                                                              17,959,581
            464,065  Lincoln National Corp.                                                                     19,345,710
            291,495  Merrill Lynch & Co., Inc.                                                                  23,501,784
            189,145  Morgan (J.P.) & Co., Inc.                                                                  24,872,568
            809,905  National City Corp.                                                                        20,197,006
            512,365  PNC Bank Corp.                                                                             28,564,349
            477,105  Reliastar Financial Corp.                                                                  20,754,068
            350,050  Travelers Property Casualty Corp.                                                          11,661,041
            926,175  U.S. Bancorp                                                                               31,663,608
            738,380  Washington Mutual, Inc.                                                                    21,413,020
            639,270  Wells Fargo Co.                                                                            29,726,055
                                                                                                            --------------
                                                                                                               595,098,775

Medical Supplies and Devices (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            383,315  Baxter International, Inc.                                                                 25,897,720
          1,100,550  Bergen Brunswig Corp. Class A                                                               9,079,538
            487,210  Mallinckrodt Inc.                                                                          16,199,733
                                                                                                            --------------
                                                                                                                51,176,991

Metals and Mining (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            505,885  Alcoa Inc.                                                                                 33,135,468

Oil and Gas (10.7%)
--------------------------------------------------------------------------------------------------------------------------
            261,880  Atlantic Richfield Co.                                                                     25,238,685
            246,150  Chevron, Inc.                                                                              21,799,659
            505,395  Conoco, Inc.                                                                               13,298,206
            485,300  El Paso Energy Corp.                                                                       18,684,050
            460,768  Exxon Corp.                                                                                36,544,662
            330,935  Halliburton Co.                                                                            12,803,048
            385,985  Mobil Corp.                                                                                40,263,060
            994,860  Occidental Petroleum Corp.                                                                 21,824,741
            660,325  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                            38,298,850
            319,645  Schlumberger Ltd.                                                                          19,198,678
            175,110  Texaco, Inc.                                                                               10,670,766
            608,365  Tosco Corp.                                                                                16,463,878
            441,095  Unocal Corp.                                                                               14,638,840
            591,440  Williams Cos., Inc.                                                                        19,961,100
                                                                                                            --------------
                                                                                                               309,688,223

Packaging and Containers (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,140,445  Owens-Illinois, Inc. (NON)                                                                 27,299,402

Pharmaceuticals (6.8%)
--------------------------------------------------------------------------------------------------------------------------
            833,205  Abbott Laboratories                                                                        31,661,790
            951,524  American Home Products Corp.                                                               49,479,248
            502,150  Bristol-Myers Squibb Co.                                                                   36,688,334
            540,020  Merck & Co., Inc.                                                                          42,391,570
            680,060  Pharmacia & Upjohn, Inc.                                                                   37,190,781
                                                                                                            --------------
                                                                                                               197,411,723

Photography (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            338,985  Eastman Kodak Co.                                                                          20,974,697

Publishing (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            265,685  McGraw-Hill, Inc.                                                                          15,061,018
            379,010  Times Mirror Co. Class A                                                                   24,469,833
                                                                                                            --------------
                                                                                                                39,530,851

Retail (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            836,675  Federated Department Stores, Inc. (NON)                                                    39,376,017
          1,393,070  Kmart Corp. (NON)                                                                          13,843,633
          1,247,155  Rite Aid Corp.                                                                              9,431,610
            884,585  Saks, Inc. (NON)                                                                           15,480,238
                                                                                                            --------------
                                                                                                                78,131,498

Specialty Consumer Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            877,715  Hasbro, Inc.                                                                               18,925,730

Transportation (3.7%)
--------------------------------------------------------------------------------------------------------------------------
            836,297  Burlington Northern Santa Fe Corp.                                                         24,252,613
            410,320  CSX Corp.                                                                                  14,592,005
            456,435  Delta Air Lines, Inc.                                                                      22,479,424
            345,400  FDX Corp.                                                                                  14,571,563
          1,900,780  Southwest Airlines Co.                                                                     31,006,474
                                                                                                            --------------
                                                                                                               106,902,079

Utilities (14.7%)
--------------------------------------------------------------------------------------------------------------------------
            345,245  ALLTEL Corp.                                                                               29,863,693
            926,235  American Telephone & Telegraph Co.                                                         51,753,381
            706,895  Bell Atlantic Corp.                                                                        44,755,290
            809,505  BellSouth Corp.                                                                            37,389,012
            648,280  CiNergy Corp.                                                                              16,409,588
            525,175  Consolidated Edison, Inc.                                                                  18,118,538
            478,340  Dominion Resources, Inc.                                                                   21,704,678
            450,360  Duke Energy Corp.                                                                          22,827,623
            791,960  Edison International                                                                       20,986,940
            815,705  Entergy Corp.                                                                              22,482,869
            595,855  GTE Corp.                                                                                  43,497,415
          1,290,246  SBC Communications, Inc.                                                                   67,012,152
            177,210  Sprint Corp.                                                                               12,293,944
            492,390  Texas Utilities Co.                                                                        17,633,703
                                                                                                            --------------
                                                                                                               426,728,826
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,789,288,548) (b)                                            $2,900,654,414
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,900,298,674.

  (b) The aggregate identified cost on a tax basis is $2,794,712,904, resulting in gross unrealized appreciation and depreciation of $388,988,508 and $283,046,998, respectively, or net unrealized depreciation of
      $105,941,510.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,789,288,548) (Note 1)                                        $2,900,654,414
-----------------------------------------------------------------------------------------------
Cash                                                                                 10,434,124
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                       6,466,380
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,524,227
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        5,185,279
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                3,234
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,925,267,658

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   604,809
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     13,049,269
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            5,077,998
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,726,978
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              271,689
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            79,046
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,430
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,958,821
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  194,944
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    24,968,984
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,900,298,674

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,519,720,819
-----------------------------------------------------------------------------------------------
Distribution in excess of net investment income                                        (604,811)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                269,816,800
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          111,365,866
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,900,298,674

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,285,330,135 divided by 92,165,521 shares)                                            $13.95
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.95)*                                  $14.80
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,406,793,243 divided by 101,787,776 shares)**                                         $13.82
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($33,369,434 divided by 2,399,426 shares)**                                              $13.91
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($164,524,315 divided by 11,859,863 shares)                                              $13.87
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.87)*                                  $14.37
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class Y share
($10,281,547 divided by 736,511 shares)                                                  $13.96
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended November 30, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $20,137)                                           $61,015,624
-----------------------------------------------------------------------------------------------
Interest                                                                              2,506,315
-----------------------------------------------------------------------------------------------
Total investment income                                                              63,521,939

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     15,491,468
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,460,805
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        61,529
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         32,073
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 3,300,355
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                15,324,860
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   178,521
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 1,313,008
-----------------------------------------------------------------------------------------------
Amortization of organization costs (Note 1)                                              38,802
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 105,727
-----------------------------------------------------------------------------------------------
Registration fees                                                                        39,652
-----------------------------------------------------------------------------------------------
Auditing                                                                                 43,179
-----------------------------------------------------------------------------------------------
Legal                                                                                    18,627
-----------------------------------------------------------------------------------------------
Postage                                                                                 353,576
-----------------------------------------------------------------------------------------------
Other                                                                                   334,323
-----------------------------------------------------------------------------------------------
Total expenses                                                                       40,096,505
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (548,727)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         39,547,778
-----------------------------------------------------------------------------------------------
Net investment income                                                                23,974,161
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    276,152,529
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)                                 (628,198)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                         (212,547,158)
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              62,977,173
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $86,951,334
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended November 30
                                                                              ---------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   23,974,161  $   17,147,176
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                    275,524,331     238,908,465
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                          (212,547,158)      5,190,262
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 86,951,334     261,245,903
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (15,867,236)    (11,930,300)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (7,235,528)     (4,389,527)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (123,755)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,249,709)       (840,741)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (140,745)             --
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (97,967,221)    (97,636,949)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (117,899,429)   (116,758,295)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (13,402,187)    (14,114,976)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (455,724)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   170,041,224     436,621,079
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          2,651,024     452,196,194

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 2,897,647,650   2,445,451,456
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed
net investment income of $--
and --, respectively)                                                            $2,900,298,674  $2,897,647,650
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              For the period
Per-share                                                                                                      Jan. 5, 1995+
operating performance                                             Year ended November 30                        to Nov. 30
--------------------------------------------------------------------------------------------------------------------------------
                                                 1999             1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                            $14.82           $14.87           $13.11           $11.01            $8.53
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                             .17(c)           .15(c)           .19(c)           .23              .15
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                               .30             1.32             2.52             2.41             2.45
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             .47             1.47             2.71             2.64             2.60
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                (.17)            (.14)            (.20)            (.21)            (.12)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                  (1.17)           (1.38)            (.75)            (.33)              --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (1.34)           (1.52)            (.95)            (.54)            (.12)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                  $13.95           $14.82           $14.87           $13.11           $11.01
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                           3.55            10.97            22.29            24.95            30.62*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                             $1,285,330       $1,241,384       $1,051,276         $637,204         $250,328
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                         .90              .96             1.00             1.09             1.35*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                        1.19             1.04             1.40             1.92             2.03*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                          80.27            81.62            74.51            83.97            64.18*
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                           For the period
Per-share                                                                                                    Jan. 5, 1995+
operating performance                                                   Year ended November 30                 to Nov. 30
--------------------------------------------------------------------------------------------------------------------------------
                                                 1999             1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                            $14.70           $14.77           $13.03           $10.96            $8.53
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                             .06(c)           .04(c)           .09(c)           .15              .11
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                               .29             1.30             2.51             2.39             2.42
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             .35             1.34             2.60             2.54             2.53
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                (.06)            (.03)            (.11)            (.14)            (.10)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                  (1.17)           (1.38)            (.75)            (.33)              --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (1.23)           (1.41)            (.86)            (.47)            (.10)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                  $13.82           $14.70           $14.77           $13.03           $10.96
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                           2.72            10.07            21.42            23.98            29.72*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                             $1,406,793       $1,480,683       $1,242,817         $763,438         $259,789
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                        1.65             1.71             1.75             1.84             2.03*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         .44              .29              .65             1.17             1.36*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                          80.27            81.62            74.51            83.97            64.18*
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Feb. 1, 1999+
operating performance                                                                                            to Nov. 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                $14.21
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                                             .06
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                  (.25)
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                (.19)
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                    (.11)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                         --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                  (.11)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                      $13.91
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                              (1.36)*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                    $33,369
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                            1.37*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                             .42*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                              80.27
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                           For the period
Per-share                                                                                                    Jan. 5, 1995+
operating performance                                             Year ended November 30                       to Nov. 30
--------------------------------------------------------------------------------------------------------------------------------
                                                 1999             1998             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                            $14.75           $14.81           $13.06           $10.98            $8.53
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                             .10(c)           .08(c)           .13(c)           .18              .12
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                               .29             1.31             2.51             2.39             2.43
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             .39             1.39             2.64             2.57             2.55
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                (.10)            (.07)            (.14)            (.16)            (.10)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                  (1.17)           (1.38)            (.75)            (.33)              --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (1.27)           (1.45)            (.89)            (.49)            (.10)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                  $13.87           $14.75           $14.81           $13.06           $10.98
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                           2.97            10.37            21.73            24.28            30.04*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                               $164,524         $169,631         $151,359          $95,576          $33,406
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                        1.40             1.46             1.50             1.59             1.80*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         .69              .54              .90             1.42             1.58*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                          80.27            81.62            74.51            83.97            64.18*
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                           For the period
Per-share                                                                                     Year ended      Oct 1, 1998+
operating performance                                                                            Nov. 30       to Nov. 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    1999             1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                               $14.83           $12.69
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                .21(c)           .03(c)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                  .30             2.11
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                .51             2.14
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                   (.21)              --
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                     (1.17)              --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                (1.38)              --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                     $13.96           $14.83
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                              3.80            16.86*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                   $10,282           $5,949
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                            .65              .12*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                           1.45             1.82*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                             80.27            81.62
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
November 30, 1999

Note 1
Significant accounting policies

Putnam Growth and Income Fund II, ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth as a primary objective and current income as a secondary objective by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class C, class M and class Y shares. Effective February 1, 1999, the fund began offering class C shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended November 30, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, organization costs and dividends payable. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November 30, 1999, the fund reclassified $38,001 to decrease distribution in excess of net investment income and $38,001 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $74,298. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1999, fund expenses were reduced by $548,727 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,957 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the year ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $747,057 and $36,399 from the sale of class A and class M shares, respectively, and received $2,689,243 and $9,302 in contingent deferred sales charges from redemptions of class B and class C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $32,919 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended November 30, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,391,938,748 and $2,422,239,416 respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At November 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                 Year ended November 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                     18,669,104       $272,494,542
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,053,815        109,354,708
-----------------------------------------------------------------------------
                                                26,722,919        381,849,250

Shares
repurchased                                    (18,299,678)      (264,906,773)
-----------------------------------------------------------------------------
Net increase                                     8,423,241       $116,942,477
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                     20,442,932       $292,893,989
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,775,781        105,381,506
-----------------------------------------------------------------------------
                                                28,218,713        398,275,495

Shares
repurchased                                    (15,156,694)      (215,190,365)
-----------------------------------------------------------------------------
Net increase                                    13,062,019       $183,085,130
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                     15,688,548       $226,670,283
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,757,178        117,408,543
-----------------------------------------------------------------------------
                                                24,445,726        344,078,826

Shares
repurchased                                    (23,367,215)      (335,758,781)
-----------------------------------------------------------------------------
Net increase                                     1,078,511       $  8,320,045
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                     23,784,618       $338,432,197
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,487,949        114,094,241
-----------------------------------------------------------------------------
                                                32,272,567        452,526,438

Shares
repurchased                                    (15,729,296)      (221,639,841)
-----------------------------------------------------------------------------
Net increase                                    16,543,271       $230,886,597
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                                 (commencement of operations)
                                                         to November 30, 1999
-----------------------------------------------------------------------------
Class C                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                      2,608,982        $38,655,593
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        7,297            108,005
-----------------------------------------------------------------------------
                                                 2,616,279         38,763,598

Shares
repurchased                                       (216,853)        (3,121,646)
-----------------------------------------------------------------------------
Net increase                                     2,399,426        $35,641,952
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,995,704        $28,793,256
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                    1,035,562         13,950,645
-----------------------------------------------------------------------------
                                                 3,031,266         42,743,901

Shares
repurchased                                     (2,670,368)       (38,457,556)
-----------------------------------------------------------------------------
Net increase                                       360,898        $ 4,286,345
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,642,075        $37,737,716
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                    1,052,351         14,186,957
-----------------------------------------------------------------------------
                                                 3,694,426         51,924,673

Shares
repurchased                                     (2,415,573)       (34,283,460)
-----------------------------------------------------------------------------
Net increase                                     1,278,853        $17,641,213
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        490,789        $ 7,118,518
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                       43,598            596,469
-----------------------------------------------------------------------------
                                                   534,387          7,714,987

Shares
repurchased                                       (198,923)        (2,864,582)
-----------------------------------------------------------------------------
Net increase                                       335,464        $ 4,850,405
-----------------------------------------------------------------------------

                                               For the period October 1, 1998
                                                 (commencement of operations)
                                                         to November 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        482,326         $6,175,945
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   482,326          6,175,945

Shares
repurchased                                        (81,279)        (1,167,806)
-----------------------------------------------------------------------------
Net increase                                       401,047         $5,008,139
-----------------------------------------------------------------------------

Note 5
Change in independent accountants
(unaudited)

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as this fund's independent accountant and voted to appoint KPMG LLP for the fund's fiscal year ended November 30, 1999. During the two previous fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through July 14, 1999, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $180,770,077 as capital gain, for its taxable year ended November 30, 1999.

The fund has designated 51.21% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.

Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Growth and Income Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



AN023-57652 949/990/096 1/00




PUTNAM INVESTMENTS                                 [SCALE LOGO OMITTED]
-----------------------------------------------------------------------
Putnam Growth and Income Fund II
Supplement to Annual Report dated 11-30-99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans, including corporate IRAs, investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, class B, class C, and class M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
-----------------------------------------------------------------------
Total return for periods ended 11/30/99:               NAV

1 year                                                 3.80%
Life of fund (since class A inception, 1/5/95)       131.69
Annual average                                        18.71

Share value:

November 30, 1998                                    $14.83
November 30, 1999                                     13.96
-----------------------------------------------------------------------
Distributions:      No.      Income       Capital gains      Total
                     4       $0.245          $1.135          $1.380
-----------------------------------------------------------------------
Past performance is not indicative of future results. Class Y shares are offered without an initial sales charge or CDSC. The class Y share returns shown for periods before their inception (10/1/98) are derived from the historical performance of class A shares for such periods, but have not been adjusted to reflect differences in expenses, which are lower for class Y shares than for class A shares. All returns assume reinvestment of distributions at net asset value. Investment return will fluctuate and may involve the loss of principal. Performance of other share classes will vary. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.